NOTES PAYABLE (Details) - Schedule of Debt - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Notes Payable	$ 1,446,945
Less: Current portion	(1,181,241)	$ (791,289)	$ (412,405)
Long-term portion	265,704	347,757	107,329
Notes Payable to Banks [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Notes Payable	57,977	84,406
Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Notes Payable	1,446,945	1,139,046
Loans Payable [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Notes Payable	1,352,243	1,014,340
Insurance Coverage [Member] | Notes Payable, Other Payables [Member]
NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Notes Payable	$ 36,725	$ 40,300	$ 34,069